Offsetting financial assets and financial liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2021		Dec. 31, 2020
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Derivative assets	£ 262,291	[1]	£ 302,693
Reverse repurchase agreements and other similar secured lending	3,177	[1]	8,981
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Derivative liabilities	(256,523)	[1]	(300,580)
Repurchase agreements and other similar secured borrowing	12,769	[1]	10,443
Settlements assets liabilities offset amounts	22,837		18,143
Derivatives
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts	(273,996)		(333,748)
Amounts offset	23,606		41,982
Net amounts reported on the balance sheet	(250,390)		(291,766)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Financial instruments	202,347		233,088
Derivative liability expsoure	(13,892)		(12,086)
Amounts not subject to enforceable netting arrangements	(6,133)		(8,814)
Financial collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	34,151		46,592
Cash collateral pledged	31,861		42,518
Non-cash assets pledged as collateral	2,290		4,074
Repurchase agreements and other similar secured borrowing
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts	(540,462)		(475,616)
Amounts offset	375,376		305,749
Net amounts reported on the balance sheet	(165,086)		(169,867)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Financial instruments	0		0
Derivative liability expsoure	0		0
Amounts not subject to enforceable netting arrangements	(15,758)		(18,031)
Repurchase agreements and other similar secured borrowing	180,844		187,898
Financial collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	165,086		169,867
Repurchase agreements and other similar secured borrowing | Financial liabilities at fair value
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Derivative liability expsoure	(168,075)		(177,455)
Repurchase agreements and other similar secured borrowing | Financial liabilities at amortised cost
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Derivative liability expsoure	(12,769)		(10,443)
Financial liabilities subject to offsetting
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts	(814,458)		(809,364)
Amounts offset	398,982		347,731
Net amounts reported on the balance sheet	(415,476)		(461,633)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Financial instruments	202,347		233,088
Derivative liability expsoure	(13,892)		(12,086)
Amounts not subject to enforceable netting arrangements	(21,891)		(26,845)
Total liabilities	(437,367)		(488,478)
Financial collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	199,237		216,459
Cash collateral netted | Derivatives
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Amounts offset	4,346		7,313
Derivatives
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross amounts	279,286		342,896
Amounts offset	(24,137)		(44,305)
Net amounts reported on the balance sheet	255,149		298,591
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Netting and set-off	(202,347)		(233,088)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	12,849		17,683
Amounts not subject to enforceable netting arrangements	7,142		4,102
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Financial collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(39,953)		(47,820)
Non-cash collateral received subject to enforceable master netting arrangements or similar agreement not set off against financial assets	5,804		4,656
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	34,149		43,164
Derivatives | Cash collateral netted
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Amounts offset			(4,990)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Amounts offset	3,815
Reverse repurchase agreements and other similar secured lending
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross amounts	519,855		448,377
Amounts offset	(375,376)		(305,749)
Net amounts reported on the balance sheet	144,479		142,628
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Netting and set-off	0		0
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	503		384
Amounts not subject to enforceable netting arrangements	3,884		4,911
Reverse repurchase agreements and other similar secured lending	148,363		147,539
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Financial collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(143,976)		(142,244)
Reverse repurchase agreements and other similar secured lending | Net gains on financial instruments designated at fair value
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	145,186		138,558
Reverse repurchase agreements and other similar secured lending | Financial assets at amortised cost
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	3,177		8,981
Financial Assets Subject To Offsetting
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross amounts	799,141		791,273
Amounts offset	(399,513)		(350,054)
Net amounts reported on the balance sheet	399,628		441,219
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Netting and set-off	(202,347)		(233,088)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	13,352		18,067
Amounts not subject to enforceable netting arrangements	11,026		9,013
Total assets	410,654		450,232
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Financial collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	£ (183,929)		£ (190,064)

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.